abrdn Funds

(the “Trust”)

abrdn U.S. Sustainable Leaders Smaller Companies Fund

abrdn U.S. Small Cap Equity Fund

abrdn Emerging Markets Sustainable Leaders Fund

abrdn Emerging Markets ex-China Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 2, 2023 to the Funds’ statutory prospectus (the “Prospectus”),

dated February 28, 2023, as supplemented to date

Effective immediately, all references to Timothy Skiendzielewski and Adam Montanaro in the Prospectus are deleted.

Effective immediately, the following replaces the table for the abrdn Emerging Markets Sustainable Leaders Fund in the section entitled, “Summary — abrdn Emerging Markets Sustainable Leaders Fund — Portfolio Managers” in the Prospectus:

Name	Title	Served on the Fund Since
Nick Robinson, CFA®	Senior Investment Director	2022
Kristy Fong, CFA®	Senior Investment Director	2022
Nina Petry, CFA®	Investment Manager	2023

Effective immediately, the following is added to the information in the section entitled, “Fund Management — Portfolio Management” under the heading entitled, “abrdn China A Share Equity Fund, abrdn Emerging Markets Fund, abrdn Emerging Markets ex-China Fund and abrdn Emerging Markets Sustainable Leaders Fund”:

Portfolio Manager	Funds

Nina Petry, CFA ®, Investment Manager

Nina Petry is an Investment Manager covering Consumer Staples, Consumer Discretionary and Real Estate with the Global Emerging Markets team. Nina joined the GEM team in 2018 and the company in 2016 as a Graduate Analyst, during which time she worked in Philadelphia, New York, São Paulo and Edinburgh before settling in London. Nina is a CFA Charterholder. She graduated in 2016 with a BA in Literature and a minor concentration in Finance & Accounting from Ursinus College in Pennsylvania, U.S.

abrdn Emerging Markets Sustainable Leaders Fund

Please retain this Supplement for future reference.

abrdn Funds
(the “Trust”)

abrdn U.S. Sustainable Leaders Smaller Companies Fund

abrdn U.S. Small Cap Equity Fund

abrdn Emerging Markets Sustainable Leaders Fund

abrdn Emerging Markets ex-China Fund

(each a Fund and, collectively, the “Funds”)

Supplement dated June 2, 2023 to the Funds’ Statement of Additional Information,

dated February 28, 2023, as supplemented to date (the “SAI”)

Effective immediately, all references to Timothy Skiendzielewski and Adam Montanaro in the SAI are deleted.

Effective immediately, the following is added to the table in the section entitled “Investment Advisory and Other Services — Portfolio Managers” in the SAI:

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
Nina Petry*	Emerging Markets Sustainable Leaders Fund	None

* The information is as of March 31, 2023.

Effective immediately, the following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS”:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2022)
Nina Petry Emerging Markets Sustainable Leaders Fund	Registered Investment Companies: 6 accounts, $4,314.80 total assets Other Pooled Investment Vehicles: 22 accounts, $6,857.85 total assets Other Accounts: 20 accounts, $6,425.91 total assets

Please retain this Supplement for future reference.